Revenue - Summary of Revenue Recognized from Contracts with Customers and Other Sources (Parenthetical) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenue [abstract]
Guarantee fees	¥ 20,747	¥ 18,163	¥ 14,707